Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net loss	$ (7,835,939)	$ (4,405,065)
Adjustment to reconcile net loss to cash used in operating activities:
Accretion of asset retirement obligation	871,000	207,400
Depreciation	17,977
Non-Cash Interest Expense	458,619
Change in fair value of liabilities	1,955,000
Operating and prepaid expenses paid by related party		1,367,649
Compensation expense	362,093
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(125,529)	(38,459)
Other receivables	(7,481)	(1,012)
Accounts receivable – related party	(90,499)
Accounts payable	664,371	2,925,359
Accounts payable – related party	(1,313,336)	(2,705,019)
Accrued expenses and other liabilities	544,712	462,816
Net cash used in operating activities	(4,499,012)	(2,186,331)
Cash Flows from Investing Activities:
Capitalized asset acquisition costs
Purchase of fixed assets	(2,798)
Net cash used in investing activities	(2,798)
Cash Flows from Financing Activities:
Proceeds from convertible notes	1,823,243	2,217,089
Proceeds from Business Combination	13,264
Issuance of Ordinary Shares	2,870,496
Net cash used in financing activities	4,707,003	2,217,089
Effect of exchange rate changes on cash and cash equivalents	(68,051)	(8,740)
Net increase in cash	137,142	22,018
Cash and cash equivalents, beginning of period	170,557
Cash, end of period	307,699	22,018
Supplemental cash flow information:
Interest paid	36,406
Taxes paid
Noncash investing and financing activities:
Acquisition of Mineral rights in exchange for certain obligations		323,600,000
Acquisition of Property, plant and equipment, net in exchange for certain obligations		44,600,000
Assumption of royalty payable in exchange for mineral rights and property, plant and equipment, net		338,200,000
Assumption of contingent consideration liability in exchange for mineral rights and property, plant and equipment, net		17,100,000
Assumption of asset retirement obligation in connection with obtaining mineral rights and property, plant and equipment		12,900,000
Accounts payable, accrued liabilities and other current liabilities combined	3,013,837
Convertible notes payable combined	770,000
Warrant liabilities combined	$ 230,000